14. PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net
14. PROPERTY, PLANT AND EQUIPMENT, NET

14.1       Classes of Property, Plant and Equipment, by class

Balances of these items are as follows:

	As of December 31, 2017	As of December 31, 2016
Description of classes of property, plant and equipment	ThCh$	ThCh$

Property, plant and equipment, net	381,736,948	361,938,676

Work-in-progress, net	31,308,736	14,672,138
Land, net	123,638,387	120,701,487
Buildings, net	30,347,543	34,139,045
Plant and equipment, net	37,975,042	34,386,663
IT equipment, net	1,046,806	1,287,666
Fixed facilities and accessories, net	70,274,575	70,987,225
Vehicles, net	2,317,136	1,933,184
Improvements to leased properties, equipment and others, net	542,792	645,370
Other property, plant and equipment, net	3,843,732	4,455,425
Plantations, net	80,442,199	78,730,473

Property, plant and equipment, gross	644,542,520	609,577,683

Work-in-progress, gross	31,308,736	14,672,138
Land, gross	123,638,387	120,701,487
Buildings, gross	58,263,623	59,809,261
Plant and equipment, gross	114,488,966	107,969,230
IT equipment, gross	4,123,479	4,700,268
Fixed facilities and accessories, gross	176,572,198	170,607,166
Vehicles, gross	6,092,973	4,606,868
Improvements to leased properties, equipment and others, gross	863,311	946,980
Other property, plant and equipment, gross	9,876,424	10,975,868
Plantations, gross	119,314,423	114,588,417

Accumulated depreciation of property, plant and equipment, total	(262,805,573)	(247,639,007)

Buildings	(27,916,080)	(25,670,216)
Plant and equipment	(76,513,924)	(73,582,567)
IT equipment	(3,076,673)	(3,412,602)
Fixed facilities and accessories	(106,297,623)	(99,619,941)
Vehicles	(3,775,837)	(2,673,684)
Improvements to leased properties, equipment and others	(320,519)	(301,610)
Other property, plant and equipment	(6,032,692)	(6,520,443)
Plantations	(38,872,225)	(35,857,944)

Changes in Property, Plant and equipment for the periods ended as of December 31, 2017 and 2016 are as follows.

Reconciliation items of changes in property, plant and equipment, by classes	Work-in- progress ThCh$	Land ThCh$	Buildings, net ThCh$	Plant and equipment, net ThCh$	IT equipment, net ThCh$	Fixed facilities and accesories, net ThCh$	Motor Vehicles, net ThCh$	Improvements to leased goods, net ThCh$	Other property, plant and equipment, net ThCh$	Plantations, net ThCh$	Property, plant and equipment, net ThCh$
Opening balance as of January 1, 2017	14,672,138	120,701,487	34,139,045	34,386,663	1,287,666	70,987,225	1,933,184	645,370	4,455,425	78,730,473	361,938,676
Changes:											—
Additions	23,538,520	4,344,017	97,080	7,384,684	278,230	7,187,926	420,999	—	252,400	7,306,285	50,810,141
4% credit on fixed assets	—	—	—	(41,082)	(7)	(6,930)	(54)	—	(766)	—	(48,839)
Disposal	—	(105,087)	—	(140,667)	(462)	(24,533)	(23,968)	(509)	(59,269)	—	(354,495)
Transfers to (from) non-current assets and disposal groups held for sale	—	—	—	(98,093)	—	—	—	—	—	—	(98,093)
Reclassification of assets for work completion	(7,274,247)	—	120,504	4,032,206	88,975	2,791,147	87,719	—	153,696	—	—
Write-offs	—	—	(51,620)	(202,130)	(4,966)	(88,253)	(10,900)	—	(3,067)	(233,067)	(594,003)
Depreciation	—	—	(2,059,678)	(6,173,655)	(505,828)	(10,278,655)	(571,579)	(49,318)	(668,177)	(4,343,827)	(24,650,717)
Increase (decrease) in foreign currency exchange (*)	376,567	(1,302,030)	(1,897,788)	(1,170,126)	(95,824)	(296,110)	481,735	(52,751)	(286,510)	(1,017,665)	(5,260,502)
Other increase (decrease)	(4,242)	—	—	(2,758)	(978)	2,758	—	—	—	—	(5,220)

Total changes	16,636,598	2,936,900	(3,791,502)	3,588,379	(240,860)	(712,650)	383,952	(102,578)	(611,693)	1,711,726	19,798,272

Closing balance as of December 31, 2017	31,308,736	123,638,387	30,347,543	37,975,042	1,046,806	70,274,575	2,317,136	542,792	3,843,732	80,442,199	381,736,948

Items- reconciliation of changes in property, plant and equipment, by class	Work-in- progress ThCh$	Land ThCh$	Buildings, net ThCh$	Plant and equipment, net ThCh$	IT equipment, net ThCh$	Fixed facilities and accesories, net ThCh$	Motor Vehicles, net ThCh$	Improvements to leased goods, net ThCh$	Other property, plant and equipment, net ThCh$	Plantations, net ThCh$	Property, plant and equipment, net ThCh$
Opening balance as of January 1, 2016	6,436,537	113,805,322	38,237,219	35,550,261	837,427	68,810,766	1,829,375	743,192	4,980,305	76,532,180	347,762,584
Changes:
Additions	14,488,416	8,005,707	1,315,509	5,676,543	678,915	8,014,525	631,920	—	567,552	7,910,060	47,289,147
4% credit on fixed assets	—	—	—	(42,738)	(2,333)	(3,297)	(2,819)	—	(286)	—	(51,473)
Disposal	—	(212,222)	(2,582,074)	(1,090,163)	(809)	(59,930)	(12,032)	(455)	(134,301)	—	(4,091,986)
Transfers to (from) non-current assets and disposal groups held for sale	—	—	—	—	—	—	—	—	—	—	—
Reclassification of assets for work completion	(6,038,566)	(45,804)	(575,595)	845,459	273,781	5,355,984	36,795	—	121,274	26,672	—
Write-offs	(8,121)	—	(28,854)	(19,257)	(22,980)	—	(24,846)	—	2,285	(568,914)	(670,687)
Depreciation	—	—	(2,305,874)	(5,861,975)	(467,829)	(9,773,963)	(511,533)	(54,785)	(903,103)	(4,332,956)	(24,212,018)
Increase (decrease) in foreign currency exchange (*)	(150,561)	(840,738)	80,569	(669,768)	(8,506)	(1,356,860)	(13,676)	(42,582)	(178,301)	(836,569)	(4,016,992)
Other increase (decrease)	(55,567)	(10,778)	(1,855)	(1,699)	—	—	—	—	—	—	(69,899)

Total changes	8,235,601	6,896,165	(4,098,174)	(1,163,598)	450,239	2,176,459	103,809	(97,822)	(524,880)	2,198,293	14,176,092

Closing balance as of December 31, 2016	14,672,138	120,701,487	34,139,045	34,386,663	1,287,666	70,987,225	1,933,184	645,370	4,455,425	78,730,473	361,938,676

(*): For currency exchange differences of financial statements of foreign subsidiaries.

14.2	Additional information

a)	Property, plant and equipment

The Company has not identified any indicators of impairment which represent a loss in value of property, plant and equipment, other than those already recorded and presented in these consolidated financial statements.

b)	Commitments to acquire and restrictions on acquisition of property, plant and equipment

As of December 31, 2017, commitments to acquire due to purchases of property, plant and equipment amounted to ThCh$4,046,887, net (ThCh$4,852,893 as of December 31, 2016).

The Company does not have restrictions on property, plant and equipment, other than those reported in Note 34 Guarantees committed with third-parties.

c)	Grapevines pledged as guarantee.

Grapevines of Viña Concha y Toro S.A. and subsidiaries, either in production or formation stage are not subject to any kind of restrictions, nor have been constituted as guarantees of financial liabilities.

d)	Government Grants

The company in Chile applies to government grants related to the agricultural activity in conformity with Law 18.450 to foster watering and drain, and for research and development activities in conformity with Law 20.570.

These grants require certain conditions on its application. The company complies with these in order to obtain its benefits. Grants are issued one time only and are assigned to a specific watering project. During the period ended as of December 31, 2017, government grants received amounted to ThCh$150,074 (ThCh$74,508 as of December 31, 2016 and ThCh$50,430 as of December 31, 2015).

14.3	Assets under finance lease

a)	Finance lease

As of December 31, 2017 and 2016, there are no property, plant and equipment that are classified as finance leases.

b)	Obligations for contracts or financial leases

As of December 31, 2017 and 2016, there are no obligations for contracts or finance leases.

14.4	Costs of capitalized interests

Rates and costs for capitalized interests are detailed as follows:

Viña Concha y Toro S.A.

	As of December 31, 2017	As of December 31, 2016
Cost capitalization rate for capitalized interest, property, plant and equipment	4.03%	5.12%
Amount of capitalized interest, property, plant and equipment, (In ThCh$)	1,238,154	1,114,041
Total in ThCh$	1,238,154	1,114,041

Trivento Bodegas y Viñedos S. A.

	As of December 31, 2017	As of December 31, 2016
Cost capitalization rate for capitalized interest, property, plant and equipment	15.41%	25.61%
Amount of capitalized interest, property, plant and equipment. (In ThCh$)	56,942	29,886
Total in ThCh$	56,942	29,886

14.5	Distribution of hectares

As of December 31, 2017 (unaudited):

	Vineyards in Production	Vineyards in development	Total Planted Vineyards	Land Rotation	Fruit trees	Total Agricultural Area
Chile
Limarí	928	161	1,089	223	—	1,312
Casablanca	391	30	421	—	—	421
Aconcagua	97	—	97	—	—	97
Leyda	130	—	130	—	—	130
Maipo	771	73	844	19	—	863
Cachapoal	1,234	296	1,530	70	—	1,600
Colchagua	1,955	248	2,202	102	—	2,304
Curicó	633	61	694	3	—	697
Maule	2,054	656	2,710	546	—	3,256
Bío - Bío	—	—	—	212	—	212
Total Chile	8,193	1,525	9,717	1,175	—	10,892
Argentina
Mendoza	1,117	23	1,140	285	—	1,425
Total Argentina	1,117	23	1,140	285	—	1,425
USA
Fetzer	390	72	462	1	3	466
Total USA	390	72	462	1	3	466
Total Holding	9,700	1,620	11,319	1,461	3	12,783

As of December 31, 2016 (unaudited):

	Vineyards in Production	Vineyards in development	Total Planted Vineyards	Land Rotation	Fruit trees	Total Agricultural Area
Chile
Limarí	921	85	1,006	244	—	1,250
Casablanca	380	44	424	—	—	424
Aconcagua	97	—	97	—	—	97
Leyda	130	—	130	—	—	130
Maipo	771	81	852	21	—	873
Cachapoal	1,178	324	1,502	97	—	1,599
Colchagua	1,947	208	2,155	150	—	2,305
Curicó	598	96	694	4	—	698
Maule	1,982	546	2,528	713	—	3,241
Total Chile	8,004	1,384	9,388	1,229	—	10,617
Argentina
Mendoza	1,117	23	1,140	285	—	1,425
Total Argentina	1,117	23	1,140	285	—	1,425
USA
Fetzer	403	66	469	1	3	473
Total USA	403	66	469	1	3	473
Total Holding	9,524	1,473	10,997	1,515	3	12,515

The total vineyards planted include certain long-term operating leases that the Company has in the valleys of Casablanca, Maipo, and Colchagua. (Please refer to Note 22).

Company´s total land not usable for plantations such as hills, roads, etc., are not included in the total agricultural area.